Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Commercialization revenue received	$ 4,359	$ 3,019	$ 1,332
Milestone payment received	26,409	7,125	500
Research and development tax incentive received	1,654		2,813
Payments to suppliers and employees (inclusive of goods and services tax)	(86,294)	(84,682)	(100,598)
Interest received	726	367	483
Interest and other costs of finance paid	(4,641)	(816)
Income taxes (paid)	(3)	(25)	(1)
Net cash (outflows) in operating activities	(57,790)	(75,012)	(95,471)
Cash flows from investing activities
Investment in fixed assets	(279)	(201)	(311)
Payments for contingent consideration	(721)	(952)
Rental deposits received			453
Net cash inflows/(outflows) in investing activities	(1,000)	(1,153)	142
Cash flows from financing activities
Proceeds from borrowings	43,572	31,704
Payments of transaction costs from borrowings	(1,614)	(392)
Proceeds from issue of shares	30,258	40,566	61,932
Payments for share issue costs	(608)	(3,265)	(1,927)
Net cash inflows by financing activities	71,608	68,613	60,005
Net increase/(decrease) in cash and cash equivalents	12,818	(7,552)	(35,324)
Cash and cash equivalents at beginning of period	37,763	45,761	80,937
FX gain/(losses) on the translation of foreign bank accounts	(155)	(446)	148
Cash and cash equivalents at end of period	$ 50,426	$ 37,763	$ 45,761